INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of effective income tax rate reconciliation

	Year Ended December 31,
	2021	2020
Profit before tax at federal statutory rate	21.0%	21.0%
State tax benefit, net of federal effects	8.9	5.4
Research and development credits	2.5	0.2
Unrealized gains/losses	20.1	—
Other	(4.2)	0.0
Change in valuation allowance	(48.3)	(26.6)
Effective income tax rate	0.0%	0.0%

Schedule of domestic and foreign components

	Year Ended December 31,
	2021	2020
Domestic	$(100,076)	$(249,983)
Foreign	67	—
Total	$(100,009)	$(249,983)

Schedule of net deferred tax assets

Net deferred tax assets as of December 31, 2021 and 2020, consist of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	61,805	$18,643
Intangible assets	46,284	47,936
Operating lease liability	878	1,345
Research and development tax credits	2,881	657
Convertible note	391	397
Other	7,432	66
Total gross deferred tax assets	119,671	69,044
Valuation allowance	(118,459)	(67,758)
Net deferred tax assets	1,212	1,286
Deferred tax liabilities:
Fixed assets	(516)	—
Operating lease asset	(696)	(1,286)
Total deferred tax liability	(1,212)	(1,286)
Net deferred tax asset (liability)	$—	$—